Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Trustees’ Equity Fund
Entity Central Index Key	0000313850
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000012145 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Value Fund
Class Name	Investor Shares
Trading Symbol	VTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.35%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 11,588,000,000
Holdings Count | Holding	190
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$11,588
Number of Portfolio Holdings	190
Portfolio Turnover Rate	19%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.3%
Asia	35.0%
Europe	50.6%
North America	5.4%
Oceania	0.8%
South America	2.7%
Other Assets and Liabilities—Net	5.2%

C000032457 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Diversified Equity Fund
Class Name	Investor Shares
Trading Symbol	VDEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.34%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[2]
Net Assets	$ 2,577,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$2,577
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of April 30, 2025)
Vanguard U.S. Growth Fund Investor Shares	30.1%
Vanguard Growth and Income Fund Investor Shares	20.3%
Vanguard WindsorTM Fund Investor Shares	19.8%
Vanguard Windsor II Fund Investor Shares	15.1%
Vanguard ExplorerTM Fund Investor Shares	9.8%
Vanguard Mid-Cap Growth Fund	4.9%
Other Assets and Liabilities—Net	0.0%

[1]	Annualized.
[2]	Annualized.